UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00861

Fidus Investment Corporation

(Exact name of registrant as specified in its charter)

1603 Orrington Avenue, Suite 1005, Evanston, IL 60201

(Address of Principal Executive Offices) (Zip Code)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1) Title of the class of securities of Fidus Investment Corporation (the “Company”) to be redeemed:

6.000% Notes due 2024 (CUSIP: 316500 305; NASDAQ: FDUSZ) (the “Notes”).

(2) Date on which the securities are to be redeemed:

The Notes will be redeemed on November 2, 2021.

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of February 2, 2018 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, as amended (the “Indenture”) and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of February 8, 2019, between the Company and U.S. Bank National Association, as trustee (the “Second Supplemental Indenture”).

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100% of the outstanding Notes ($19,000,000 in aggregate principal amount) pursuant to the terms of the Base Indenture and the Second Supplemental Indenture.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 1, 2021	Fidus Investment Corporation

	By:	/s/ Edward H. Ross
Name: Edward H. Ross
Title: Chairman & Chief Executive Officer